Impairment of assets (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in goodwill [line items]
Impairment of assets		$ 472	$ 102
Explanation of period over which management has projected cash flows, period		5 years
BELL MEDIA
Disclosure of reconciliation of changes in goodwill [line items]
Impairment of assets	$ 452
Cash-generating units
Disclosure of reconciliation of changes in goodwill [line items]
Explanation of period over which management has projected cash flows, period	5 years		5 years
Discount Rate (as a percent)			7.50%
Perpetuity Growth Rate (as a percent)			0.00%
Recoverable amount of asset or cash-generating unit	$ 942		$ 464
Cash-generating units | Minimum
Disclosure of reconciliation of changes in goodwill [line items]
Discount Rate (as a percent)	8.00%
Perpetuity Growth Rate (as a percent)	(1.00%)
Cash-generating units | Maximum
Disclosure of reconciliation of changes in goodwill [line items]
Discount Rate (as a percent)	9.50%
Perpetuity Growth Rate (as a percent)	0.00%
Indefinite-Lived Intangible Assets
Disclosure of reconciliation of changes in goodwill [line items]
Impairment of assets			85
Indefinite-Lived Intangible Assets | BELL MEDIA
Disclosure of reconciliation of changes in goodwill [line items]
Impairment of assets	$ 291
Finite-Lived Intangible Assets | BELL MEDIA
Disclosure of reconciliation of changes in goodwill [line items]
Impairment of assets	146
Property, plant and equipment
Disclosure of reconciliation of changes in goodwill [line items]
Impairment of assets			$ 8
Property, plant and equipment | BELL MEDIA
Disclosure of reconciliation of changes in goodwill [line items]
Impairment of assets	$ 15